RELATED PARTY TRANSACTIONS AND BALANCES (Balances) (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Other payables due to a related party:
Accounts Payable, Related Parties, Current	¥ 698,043	$ 101,526	¥ 5,328,896
Other payables to Desun for leasing of land and buildings	9,704,152		8,628,855
Other payables due to Jiangxi Jinko Engineering for payments on behalf of the Company	11,058,987		3,704,629
Due to Related Parties [Abstract]
Notes payables due to Jinko Power Group	35,000,000	$ 5,090,539
JinkoSolar Power Engineering Group Limited [Member]
Other payables due to a related party:
Accounts Payable, Related Parties, Current	910,087		37,344,500
ReneSola Ltd. [Member]
Outstanding amounts due from related parties:
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	698,043		800,027
Other payables due to a related party:
Accounts Payable, Related Parties, Current	0		55,444
Executive Directors [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	0		8,000
Other payables due to a related party:
Other payables due to Jiangxi Jinko Engineering for payments on behalf of the Company	55,457		0
Jiangxi Jinko Engineering For Miscellaneous [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	8,296,133		6,712,861
Jiangxi Jinko Engineering for receivable related to disposal of subsidiaries [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	0		28,634
Jiangxi Jinko Engineering For Outsourcing Services [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	55,514,313		10,333,131
Sweihan Solar Holding Company [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	0		653,420
Jiangxi Jinko Engineering for sales of solar modules and others [Member]
Outstanding amounts due from related parties:
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	522,619,737		1,049,200,951
JinkoTiansheng Member [Member]
Outstanding amounts due from related parties:
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	25,368,631		0
Other payables due to a related party:
Accounts Payable, Related Parties, Current	0		4,528,869
Jinko Power Member [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	3,919,423		28,856,153
Other Assets, Related Parties	144,983,745		146,025,979
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	¥ 127,779,355		¥ 1,063,841,109